RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Restatement of Previously Issued Financial Statement
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2 - RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (as restated)

In connection with the change in presentation of Class A ordinary shares subject to possible redemption, the Company concluded it should restate its previously filed financial statements to classify all Class A ordinary shares subject to possible redemption in temporary equity. In accordance with the guidance on redeemable equity instruments in ASC Topic 480-10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity, or total shareholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Effective with its financial statements for quarterly period ended September 30, 2021, the Company revised this interpretation to include temporary equity in net tangible assets. In addition, in connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company determined it should restate its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed financial statements that contained the error. Therefore, the Company, in consultation with its Audit Committee, concluded that the following financial statements should be restated: (i) audited balance sheet as of November 27, 2020 (the “Post IPO Balance Sheet”), as previously revised in the Company’s Annual Report on Form 10-K, as amended, for the fiscal year ended December 31, 2020, filed with the SEC on May 7, 2021 (“2020 Form 10-K/A No. 1”); (ii) audited financial statements included in the 2020 Form 10-K/A No. 1; (iii) unaudited interim financial statements included in the Company’s Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2021, filed with the SEC on May 21, 2021; and (iv) unaudited interim financial statements included in the Company’s Quarterly Report on Form 10-Q for the quarterly period ended June 30, 2021, filed with the SEC on August 13, 2021 (collectively, the “Affected Periods”), should be restated to report all Public Shares as temporary equity and should no longer be relied upon. As such, the Company will restate its financial statements for the Affected Periods in this Form 10-K/A for the Post IPO Balance Sheet and the Company’s audited financial statements included in the 2020 Form 10-K/A No. 1. The unaudited condensed financial statements for the periods ended March 31, 2021 and June 30, 2021 will be amended in the Company’s Quarterly Report on Form 10-Q/A for the quarterly period ended September 30, 2021, to be filed with the SEC (the “Q3 Form 10-Q”).

The restatement does not have an impact on the Company’s cash position and cash held in the trust account established in connection with the IPO (the “Trust Account”).

The change in the carrying value of the redeemable Class A ordinary shares at December 31, 2020 resulted in a reclassification of approximately 4.4 million Class A ordinary shares from permanent equity to temporary equity. The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of December 31, 2020:

	As Previously
As of December 31, 2020	Restated	Adjustment	As Restated
Total assets	$234,445,409	$—	$234,445,409
Total liabilities	$41,759,934	$—	$41,759,934
Class A ordinary shares subject to possible redemption	187,685,474	44,614,526	232,300,000
Preference shares	—	—	—
Class A ordinary shares	442	(442)	—
Class B ordinary shares	575	—	575
Additional paid-in capital	17,970,408	(17,970,408)	—
Accumulated deficit	(12,971,424)	(26,643,676)	(39,615,100)
Total shareholders’ equity (deficit)	$5,000,001	$(44,614,526)	$(39,614,525)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$234,445,409	$—	$234,445,409

	For the period from August 20, 2020 (inception) through December 31, 2020
	As Previously
	Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Initial value of Class A ordinary shares subject to possible redemption	$200,645,178	$(200,645,178)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(12,959,704)	$12,959,704	$—

The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per share is presented below for the period from August 20, 2020 (inception) through December 31, 2020:

	Earnings Per Share for Class A ordinary shares
	As Previously
	Reported	Adjustment	As Restated
For the period from August 20, 2020 (inception) through December 31, 2020
Net loss	$(12,971,424)	$—	$(12,971,424)
Weighted average shares outstanding, basic and diluted	23,000,000	(16,947,368)	6,052,632
Basic and diluted loss per share	$—	$(1.15)	$(1.15)

	Earnings Per Share for Class B ordinary shares
	As Previously
	Reported	Adjustment	As Restated
For the period from August 20, 2020 (inception) through December 31, 2020
Net loss	$(12,971,424)	$—	$(12,971,424)
Weighted average shares outstanding, basic	5,194,656	2,712	5,197,368
Basic and diluted loss per share	$(3.80)	$2.65	$(1.15)

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of November 27, 2020:

	As Previously
As of November 27, 2020	Reported	Adjustment	As Restated
Total assets	$235,022,982	$—	$235,022,982
Total liabilities	$31,106,056	$—	$31,106,056
Class A ordinary shares subject to possible redemption	200,645,178	31,654,822	232,300,000
Preference shares	—	—	—
Class A ordinary shares	313	(313)	—
Class B ordinary shares	575	—	575
Additional paid-in capital	5,010,833	(5,010,833)	—
Accumulated deficit	(1,739,973)	(26,643,676)	(28,383,649)
Total shareholders’ equity (deficit)	$3,271,748	$(31,654,822)	$(28,383,074)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$235,022,982	$—	$235,022,982

Class A Ordinary Shares Subject to Possible Redemption

The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000 shares of Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of the Initial Public Offering, there were 23,000,000 Class A ordinary shares outstanding, which were all subject to possible redemption and classified outside of permanent equity in the balance sheet.

The Class A ordinary shares subject to possible redemption reflected on the balance sheet is reconciled on the following table:

Gross proceeds	$230,000,000
Less:
Fair value of Public Warrants at issuance	(12,650,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(11,781,101)
Plus:
Accretion on Class A ordinary shares subject to possible redemption amount	26,668,101
Class A ordinary shares subject to possible redemption	$232,300,000

Liquidity and Going Concern Considerations

As of December 31, 2020, we had $1,906,348 of cash held outside of the Trust Account, after payment of costs related to the Initial Public Offering, and available for working capital purposes.

In connection with the Company’s assessment of going concern considerations in accordance with FASB ASC Topic 205-40, “Presentation of Financial Statements - Going Concern,” management has determined that the liquidity condition, mandatory liquidation date and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern. If the Company is unable to complete a business combination by May 27, 2022 then the Company will cease all operations except for the purpose of liquidating. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after May 27, 2022.

Note 2 — Restatement of Previously Issued Financial Statement

The Company concluded it should restate its previously issued financial statements to classify all Class A ordinary shares subject to possible redemption in temporary equity. In accordance with guidance on redeemable equity instruments in ASC Topic 480-10-S99, redemption provisions not solely within the control of the Company, require ordinary shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that the Company will not redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Effective with these condensed financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. In connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company has revised its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares participate pro rata in the income and losses of the Company.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed financial statements that contained the error, reported in the Company’s Form 10-Qs for the quarterly periods ended March 31, 2021, and June 30, 2021 (the “Affected Quarterly Periods”). Therefore, the Company, in consultation with its Audit Committee, concluded that the Affected Quarterly Periods should be restated to present all Class A ordinary shares subject to possible redemption as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering. As such, the Company is reporting these restatements to those periods in this quarterly report.

The impact of the restatement on the financial statements for the Affected Quarterly Periods is presented below.

The change in the carrying value of the redeemable Class A ordinary shares at March 31, 2021 resulted in a reclassification of approximately 3.6 million Class A ordinary shares from permanent equity to temporary equity. The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of March 31, 2021.

	As Previously
As of March 31, 2021 (unaudited)	Reported	Adjustment	As Restated
Total assets	$234,164,226	$—	$234,164,226
Total liabilities	$32,769,082	$—	$32,769,082
Class A ordinary shares subject to possible redemption	196,395,143	35,904,857	232,300,000
Preference shares	—	—	—
Class A ordinary shares	355	(355)	—
Class B ordinary shares	575	—	575
Additional paid-in-capital	9,235,826	(9,235,826)	—
Accumulated deficit	(4,236,755)	(26,668,676)	(30,905,431)
Total shareholders’ equity (deficit)	$5,000,001	$(35,904,857)	$(30,304,856)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$234,164,226	$—	$234,164,226

The Company’s statement of shareholders’ equity has been restated to reflect the changes to the impacted shareholders’ equity accounts described above.

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the three months ended March 31, 2021.

	As Previously
For the three months ended March 31, 2021 (unaudited)	Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption	$(8,734,582)	$8,734,582	$—

The change in the carrying value of the redeemable Class A ordinary shares at June 30, 2021 resulted in a reclassification of approximately 4.0 million Class A ordinary shares from permanent equity to temporary equity. The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported balance sheet as of June 30, 2021.

	As Previously
As of June 30, 2021 (unaudited)	Reported	Adjustment	As Restated
Total assets	$233,801,679		$233,801,679
Total liabilities	$36,839,721		$36,839,721
Class A ordinary shares subject to possible redemption	196,961,950	40,338,050	232,300,000
Preference shares	—	—	—
Class A ordinary shares	399	(399)	—
Class B ordinary shares	575	—	575
Additional paid-in-capital	13,668,974	(13,668,974)	—
Accumulated deficit	(8,669,940)	(26,668,677)	(35,338,617)
Total shareholders’ equity (deficit)	$5,000,008	$(40,338,050)	$(35,338,042)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$233,801,679	$—	$233,801,679

The Company’s statement of shareholders’ equity has been restated to reflect the changes to the impacted shareholders’ equity accounts described above.

The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported statement of cash flows for the six months ended June 30, 2021.

	As Previously
For the six months ended June 30, 2021 (unaudited)	Reported	Adjustment	As Restated
Supplemental Disclosure of Noncash Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption	$4,276,476	$(4,276,476)	$—

The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per share is presented below for the Affected Quarterly Periods.

	As Previously
Earnings Per Share for Class A ordinary shares	Reported	Adjustment	As Restated
For the three months ended March 31, 2021 (unaudited)
Net income	$8,734,669	$—	$8,734,669
Weighted average shares outstanding - basic and diluted	23,000,000	—	232,300,000
Basic and diluted earnings per share	$—	$0.30	$0.300
For the three months ended June 30, 2021 (unaudited)
Net loss	$(4,433,185)	$—	$(4,433,185)
Weighted average shares outstanding - basic and diluted	23,000,000	—	23,000,000
Basic and diluted earnings per share	$—	$(0.15)	$(0.15)
For the six months ended June 30, 2021 (unaudited)
Net income	$4,301,484	$—	$4,301,484
Weighted average shares outstanding - basic and diluted	23,000,000	—	23,000,000
Basic and diluted earnings per share	$—	$0.15	$0.15

	As Previously
Earnings Per Share for Class B ordinary shares	Reported	Adjustment	As Restated
For the three months ended March 31, 2021 (unaudited)
Net income	$8,734,669	$—	$8,734,669
Weighted average shares outstanding - basic and diluted	5,750,000	—	5,750,000
Basic and diluted earnings per share	$1.52	$(1.22)	$0.30
For the three months ended June 30, 2021 (unaudited)
Net loss	$(4,433,185)	$—	$(4,433,185)
Weighted average shares outstanding - basic and diluted	5,750,000	—	5,750,000
Basic and diluted earnings per share	$(0.77)	$0.62	$(0.15)
For the six months ended June 30, 2021 (unaudited)
Net income	$4,301,484	$—	$4,301,484
Weighted average shares outstanding - basic and diluted	5,750,000	—	5,750,000
Basic and diluted earnings per share	$0.75	$(0.60)	$0.15